Subsequent events, Devvio and Environ (Q1) (Details)	Nov. 06, 2024 $ / shares shares	Sep. 05, 2024 shares	Dec. 06, 2024 $ / shares	Nov. 06, 2024 $ / shares shares	Oct. 31, 2024 $ / shares	Oct. 29, 2024 $ / shares shares	Oct. 08, 2024 $ / shares	Aug. 01, 2024 shares	Sep. 22, 2023 $ / shares shares	Aug. 22, 2023 $ / shares shares	Aug. 04, 2023 $ / shares shares	May 10, 2023 shares
Subsequent Event [Abstract]
Shares issued (in shares)		104,379
Number of warrants purchase (in shares)						600,000		7,981,668	166,666	416,667	600,000	1,170,000
Exercise price of warrant (in dollars per share) | $ / shares					$ 1.03	$ 0.2	$ 1.03		$ 0.2	$ 0.2	$ 0.2
Focus Impact Partners, LLC [Member]
Subsequent Event [Abstract]
Conversion rate	0.9692
Shares issued (in shares)	5,159,200
Exercise price of warrant (in dollars per share) | $ / shares			$ 1.52	$ 1.52
DevvStream Holding Inc [Member]
Subsequent Event [Abstract]
Conversion rate	0.152934
Shares issued (in shares)	11,768,884
DevvStream Holding Inc [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Abstract]
Shares issued (in shares)	1,177,296
Number of warrants purchase (in shares)	1,177,296			1,177,296
Until November 6, 2029 [Member] | Focus Impact Partners, LLC [Member]
Subsequent Event [Abstract]
Number of warrants purchase (in shares)	22,699,984			22,699,984
Exercise price of warrant (in dollars per share) | $ / shares				$ 11.86
Until October 7, 2026 [Member] | Focus Impact Partners, LLC [Member]
Subsequent Event [Abstract]
Number of warrants purchase (in shares)	199,064			199,064
Exercise price of warrant (in dollars per share) | $ / shares				$ 1.31
Until October 7, 2026 [Member] | DevvStream Holding Inc [Member]
Subsequent Event [Abstract]
Number of warrants purchase (in shares)	199,064			199,064
Exercise price of warrant (in dollars per share) | $ / shares	$ 1.31
From January 17, 2028 to February 6, 2033 [Member] | DevvStream Holding Inc [Member]
Subsequent Event [Abstract]
Number of warrants purchase (in shares)	586,497			586,497
From January 17, 2028 to February 6, 2033 [Member] | DevvStream Holding Inc [Member] | Minimum [Member]
Subsequent Event [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares	$ 5.23
From January 17, 2028 to February 6, 2033 [Member] | DevvStream Holding Inc [Member] | Maximum [Member]
Subsequent Event [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares	$ 7.26